TRADE ACCOUNTS RECEIVABLE (Detail 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging list of trade accounts receivable
Trade accounts receivable	R$ 10,903,119	R$ 9,841,741
Current
Aging list of trade accounts receivable
Trade accounts receivable	9,252,301	7,951,826
Not later than one month
Aging list of trade accounts receivable
Trade accounts receivable	1,070,093	1,134,436
Later than one month and not later than two months
Aging list of trade accounts receivable
Trade accounts receivable	266,390	261,861
Later than two months and not later than three months
Aging list of trade accounts receivable
Trade accounts receivable	127,779	212,887
Later than three months and not later than four months
Aging list of trade accounts receivable
Trade accounts receivable	63,929	147,320
Later than four months
Aging list of trade accounts receivable
Trade accounts receivable	R$ 122,627	R$ 133,411